UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Acuitas Small Cap Active ETF
AIMS (Principal U.S. Listing Exchange: Nasdaq )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Acuitas Small Cap Active ETF for the period of February 10, 2026, to June 30, 2026. You can find additional information about the Fund at https://acuitasfunds.com/acuitas-small-cap-active-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Acuitas Small Cap Active ETF	$32	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the full six-month period.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$91,473,320
Number of Holdings	284
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Industries	(% of net assets)
Banks	10.9%
Software and Computer Services	9.9%
Medical Equipment and Services	7.2%
Technology Hardware and Equipment	6.1%
Oil, Gas and Coal	5.7%
Construction and Materials	5.6%
Pharmaceuticals and Biotechnology	4.1%
Health Care Providers	3.6%
Industrial Transportation	3.1%
Industrial Support Services	2.8%

Top 10 Issuers	(% of net assets)
PDF Solutions, Inc.	2.3%
Ligand Pharmaceuticals, Inc.	1.9%
First American Government Obligations Fund	1.8%
Covenant Logistics Group, Inc.	1.3%
Triumph Financial, Inc.	1.2%
Preformed Line Products Co.	1.2%
Metropolitan Bank Holding Corp.	1.0%
Digi International, Inc.	1.0%
UFP Technologies, Inc.	1.0%
Kodiak Gas Services, Inc.	1.0%
Material Fund Changes
Changes to Fund’s Adviser or Subadviser:
Model Portfolio Adviser Updates
Diamond Hill Capital Management, LLC
Effective April 30, 2026, the Board of Trustees of Series Portfolios Trust unanimously reapproved Diamond Hill Capital Management, LLC (“Diamond Hill”) as a model portfolio provider for the Fund.
The reapproval was required because Diamond Hill Investment Group, Inc., the parent of Diamond Hill, First Eagle Investment Management, LLC (“First Eagle”), and Soar Christopher Holding, Inc. entered into an Agreement and Plan of Merger on December 10, 2025, pursuant to which Diamond Hill became a wholly owned subsidiary of First Eagle. As a result of the transaction, Diamond Hill experienced a change of control, which caused the automatic termination of the current investment subadvisory agreement between Diamond Hill and Acuitas on behalf of the Fund.
Acuitas Small Cap Active ETF	PAGE 1	TSR-SAR-81752T379

Pacific Ridge Capital Partners, LLC
Effective April 30, 2026, the Board of Trustees of Series Portfolios Trust unanimously reapproved Pacific Ridge Capital Partners, LLC (“Pacific Ridge”) as a model portfolio provider for the Fund.
The reapproval was required following an internal reallocation of ownership interests among the owners of Pacific Ridge, resulting in a change of controlling interest. The transaction therefore resulted in a change of control of Pacific Ridge, which constituted an assignment within the meaning of the 1940 Act and caused the automatic termination of the current investment subadvisory agreement between Pacific Ridge and Acuitas on behalf of the Fund.
Other Material Fund Changes:
The Fund’s investment adviser,  Acuitas Investments LLC, has removed the in-kind designation of the Fund as of July 17, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://acuitasfunds.com/acuitas-small-cap-active-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Acuitas Investments, LLC documents not be householded, please contact Acuitas Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Acuitas Investments, LLC or your financial intermediary.
Acuitas Small Cap Active ETF	PAGE 2	TSR-SAR-81752T379

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ACUITAS SMALL CAP ACTIVE ETF
TICKER SYMBOL: AIMS
Semi-Annual Financial Statements and Additional Information
June 30, 2026

Acuitas Small Cap Active ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Aerospace and Defense - 2.7%
Astronics Corp.(a)	6,149	$499,668
Astronics Corp. - Class B(a)	1	61
Ducommun, Inc.(a)	4,074	754,545
Espey Mfg. & Electronics Corp.	3,191	214,914
Frequency Electronics, Inc.(a)	3,873	256,973
Park Aerospace Corp.	11,864	452,730
Planet Labs PBC - Class A(a)	8,220	272,329
		2,451,220
Alternative Energy - 0.4%
American Superconductor Corp.(a)	6,355	263,796
Centrus Energy Corp. - Class A(a)	484	81,249
		345,045
Automobiles and Parts - 0.9%
Atmus Filtration Technologies, Inc.	12,144	619,223
Monro, Inc.	6,628	113,405
Standard Motor Products, Inc.	3,035	118,274
		850,902
Banks - 10.9%
Banc of California, Inc.	8,002	163,481
Bank OZK	10,528	548,404
Bank7 Corp.	4,151	203,191
BOK Financial Corp.	453	62,913
Bridgewater Bancshares, Inc.(a)	20,307	427,259
Burke & Herbert Financial Services Corp.	1,149	82,567
Business First Bancshares, Inc.	25,567	785,674
California BanCorp	8,717	181,662
Coastal Financial Corp.(a)	10,987	851,602
ConnectOne Bancorp, Inc.	10,128	338,680
Customers Bancorp, Inc.(a)	2,265	179,161
First Carolina Financial Services, Inc.(a)	11,099	146,951
First Financial Corp.	3,861	298,996
First Western Financial, Inc.(a)	3,457	111,004
Five Star Bancorp	5,574	271,398
FS Bancorp, Inc.	4,477	194,302
GBank Financial Holdings, Inc.(a)	8,156	247,208
Heritage Financial Corp.	7,207	213,471
Live Oak Bancshares, Inc.	7,031	287,146
Merchants Bancorp	5,883	294,150
Metropolitan Bank Holding Corp.	9,404	928,739
MVB Financial Corp.	2,723	78,994
Northeast Bank	3,890	515,542
Pathward Financial, Inc.	4,045	352,158
Plumas Bancorp	3,602	210,501
Preferred Bank	2,150	228,459
Provident Financial Services, Inc.	15,176	358,761
QCR Holdings, Inc.	2,539	247,172
Triumph Financial, Inc.(a)	14,690	1,120,994
		9,930,540
Beverages - 0.5%
Vita Coco Co., Inc.(a)	7,184	475,150

	Shares	Value
Chemicals - 0.7%
Ashland, Inc.	2,103	$138,567
Cabot Corp.	5,314	482,617
		621,184
Construction and Materials - 5.6%
Argan, Inc.	815	650,818
Cardinal Infrastructure Group, Inc.(a)	3,042	286,556
Concrete Pumping Holdings, Inc. - Class A(a)	12,316	148,408
Fortune Brands Innovations, Inc.	2,911	159,814
Gibraltar Industries, Inc.(a)	2,675	120,642
Hudson Technologies, Inc.(a)	30,875	177,223
Insteel Industries, Inc.	8,593	259,509
Janus International Group, Inc.(a)	11,634	64,569
Knife River Corp.(a)	2,991	250,197
Legence Corp. - Class A(a)	3,986	339,727
Limbach Holdings, Inc.(a)	648	49,896
LSI Industries, Inc.	4,577	121,657
Matrix Service Co.(a)	11,079	151,782
Mistras Group, Inc.(a)	6,654	116,245
Modine Manufacturing Co.(a)	1,865	497,992
MYR Group, Inc.(a)	813	406,825
Orion Group Holdings, Inc.(a)	11,427	192,202
Titan America SA	15,159	282,867
United States Lime & Minerals, Inc.	2,907	304,276
Willdan Group, Inc.(a)	6,365	503,472
		5,084,677
Consumer Services - 2.2%
Grand Canyon Education, Inc.(a)	3,095	442,926
Lincoln Educational Services Corp.(a)	11,417	569,708
OPENLANE, Inc.(a)	4,967	204,839
Perdoceo Education Corp.	11,262	360,384
Phoenix Education Partners, Inc.	3,285	107,912
Universal Technical Institute, Inc.(a)	8,584	367,138
		2,052,907
Electricity - 0.2%
Ormat Technologies, Inc.	1,337	145,599
Electronic and Electrical Equipment - 3.1%
Allient, Inc.	1,079	111,061
Belden, Inc.	3,329	399,180
CECO Environmental Corp.(a)	1,004	91,103
Helios Technologies, Inc.	1,047	93,445
Mesa Laboratories, Inc.	7,608	757,376
M-Tron Industries, Inc.(a)	2,119	210,099
Preformed Line Products Co.	2,566	1,053,497
Transcat, Inc.(a)	1,171	108,634
		2,824,395
Finance and Credit Services - 0.5%
Jefferson Capital, Inc.	5,900	114,873
MarketWise, Inc. - Class A	12,090	215,686
PRA Group, Inc.(a)	9,164	174,024
		504,583

The accompanying notes are an integral part of these financial statements.

1

Acuitas Small Cap Active ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food Producers - 2.2%
Lifeway Foods, Inc.(a)	14,219	$424,295
Limoneira Co.	28,820	378,407
Mama’s Creations, Inc.(a)	31,981	570,861
Once Upon a Farm PBC(a)	4,207	86,159
Utz Brands, Inc. - Class A	69,056	531,731
		1,991,453
Gas, Water and Multi-utilities - 1.8%
Black Hills Corp.	6,108	454,435
Chesapeake Utilities Corp.	4,013	491,512
Consolidated Water Co. Ltd.	4,955	146,173
Excelerate Energy, Inc. - Class A	8,651	328,651
UGI Corp.	6,127	211,627
		1,632,398
General Industrials - 1.5%
AZZ, Inc.	914	141,716
Core Molding Technologies, Inc.(a)	3,892	91,851
Enerpac Tool Group Corp. - Class A	1,681	60,281
Karat Packaging, Inc.	23,353	781,391
Tecnoglass, Inc.	7,355	344,287
		1,419,526
Health Care Providers - 3.6%
Alignment Healthcare, Inc.(a)	19,079	454,271
Astrana Health, Inc.(a)	16,967	787,438
Healthcare Services Group, Inc.(a)	20,327	499,231
National HealthCare Corp.	1,241	262,298
National Research Corp.	10,705	230,907
Pennant Group, Inc.(a)	14,169	523,545
Talkspace, Inc.(a)	97,190	505,388
		3,263,078
Household Goods and Home Construction - 2.2%
Century Communities, Inc.	1,511	108,278
Cricut, Inc. - Class A	43,691	191,804
Flexsteel Industries, Inc.	4,350	323,988
Green Brick Partners, Inc.(a)	6,270	501,851
Helen of Troy Ltd.(a)	12,134	352,735
Interface, Inc.	6,313	226,258
Worthington Enterprises, Inc.	5,687	305,733
		2,010,647
Industrial Engineering - 2.7%
Columbus McKinnon Corp.	4,081	61,746
Douglas Dynamics, Inc.	12,716	686,028
Esab Corp.	2,211	218,071
Graham Corp.(a)	4,095	506,920
Hurco Cos., Inc.(a)	3,025	69,257
Hyster-Yale, Inc. - Class A	5,770	202,296
Lindsay Corp.	1,482	183,472
Middleby Corp.(a)	2,748	472,683
Velo3D, Inc.(a)	3,354	58,863
		2,459,336

	Shares	Value
Industrial Materials - 1.4%
Almonty Industries, Inc.(a)	19,029	$315,120
Koppers Holdings, Inc.	15,383	690,697
Trekor Metals Ltd.(a)	37,572	258,495
		1,264,312
Industrial Metals and Mining - 0.2%
Kaiser Aluminum Corp.	969	189,565
Industrial Support Services - 2.8%
Barrett Business Services, Inc.	7,896	280,466
CRA International, Inc.	2,074	295,130
DXP Enterprises, Inc.(a)	2,356	397,551
Ennis, Inc.	9,956	211,565
EquipmentShare.com, Inc. - Class A(a)	4,976	97,828
Evolv Technologies Holdings, Inc.(a)	13,920	80,736
Huron Consulting Group, Inc.(a)	892	80,423
ICF International, Inc.	4,172	303,972
Kelly Services, Inc. - Class A	26,771	328,748
Pitney Bowes, Inc.	17,855	312,820
Resources Connection, Inc.	10,942	46,504
TrueBlue, Inc.(a)	16,053	111,889
		2,547,632
Industrial Transportation - 3.1%
Aebi Schmidt Holding AG	16,167	202,896
Covenant Logistics Group, Inc. - Class A	27,274	1,204,965
FreightCar America, Inc.(a)	5,883	57,301
FTAI Infrastructure, Inc.	50,583	234,705
Heartland Express, Inc.	8,400	127,848
Marten Transport Ltd.	3,516	61,003
McGrath RentCorp	1,177	142,452
Miller Industries, Inc.	1,012	51,764
Proficient Auto Logistics, Inc.(a)	25,356	172,674
Universal Logistics Holdings, Inc.	7,609	112,613
Wabash National Corp.	23,965	323,528
Werner Enterprises, Inc.	4,397	191,753
		2,883,502
Investment Banking and Brokerage Services - 1.9%
OTC Markets Group, Inc.	3,697	190,396
Perella Weinberg Partners - Class A	36,428	581,391
Ridgepost Capital, Inc. - Class A	18,654	146,807
Silvercrest Asset Management Group, Inc. - Class A	6,386	64,562
StoneX Group, Inc.(a)	6,456	765,036
		1,748,192
Leisure Goods - 0.2%
Johnson Outdoors, Inc. - Class A	957	44,060
Knowles Corp.(a)	2,640	109,507
		153,567
Media - 0.5%
National CineMedia, Inc.	33,030	125,514
Stagwell, Inc. - Class A(a)	49,733	369,516
		495,030

The accompanying notes are an integral part of these financial statements.

2

Acuitas Small Cap Active ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Medical Equipment and Services - 7.2%
AtriCure, Inc.(a)	16,392	$458,648
Axogen, Inc.(a)	7,348	339,404
Billiontoone, Inc. - Class A(a)	2,980	357,540
BioLife Solutions, Inc.(a)	27,347	772,279
InfuSystem Holdings, Inc.(a)	2,579	24,887
iRadimed Corp.	7,515	718,134
IRhythm Holdings, Inc.(a)	1,277	151,899
Kestra Medical Technologies Ltd.(a)	5,833	148,392
LeMaitre Vascular, Inc.	8,680	832,933
Merit Medical Systems, Inc.(a)	5,928	411,048
SI-BONE, Inc.(a)	6,693	109,230
Stevanato Group SpA	19,423	350,974
Tactile Systems Technology, Inc.(a)	7,459	222,129
UFP Technologies, Inc.(a)	3,403	902,237
Utah Medical Products, Inc.	3,038	209,561
Warby Parker, Inc. - Class A(a)	18,376	557,528
		6,566,823
Non-life Insurance - 1.6%
American Coastal Insurance Corp.	11,744	130,358
Crawford & Co. - Class A	13,059	147,175
International General Insurance Holdings Ltd.	16,994	444,733
Palomar Holdings, Inc.(a)	4,471	565,090
Stewart Information Services Corp.	2,792	184,328
		1,471,684
Oil, Gas and Coal - 5.7%
CNX Resources Corp.(a)	12,183	413,369
Core Laboratories, Inc.	8,793	102,438
DMC Global, Inc.(a)	24,918	144,774
Energy Services of America Corp.	14,081	272,326
Kodiak Gas Services, Inc.	11,631	873,837
Magnolia Oil & Gas Corp. - Class A	14,092	360,473
Natural Gas Services Group, Inc.	5,014	216,304
NPK International, Inc.(a)	37,589	598,041
Oceaneering International, Inc.(a)	6,158	249,522
Ranger Energy Services, Inc. - Class A	11,132	178,223
SandRidge Energy, Inc.	11,531	157,975
Select Water Solutions, Inc. - Class A	20,616	411,908
Solaris Energy Infrastructure, Inc. - Class A	6,817	548,496
Tamboran Resources Corp.(a)	4,478	145,580
TETRA Technologies, Inc.(a)	20,199	228,855
WaterBridge Infrastructure LLC - Class A	8,867	303,872
		5,205,993
Personal Care, Drug and Grocery Stores - 1.4%
ACCO Brands Corp.	51,627	214,768
Guardian Pharmacy Services, Inc. - Class A(a)	8,389	351,248
Natural Grocers by Vitamin Cottage, Inc.	6,695	207,679
Oil-Dri Corp. of America	5,052	516,365
		1,290,060

	Shares	Value
Personal Goods - 0.7%
Carter’s, Inc.	8,762	$360,644
Global-e Online Ltd.(a)	6,146	213,451
Rocky Brands, Inc.	1,468	60,540
		634,635
Pharmaceuticals and Biotechnology - 4.1%
ADMA Biologics, Inc.(a)	29,225	244,613
ANI Pharmaceuticals, Inc.(a)	4,935	408,519
HeartFlow, Inc.(a)	5,869	172,196
Kamada Ltd.	23,987	176,065
Ligand Pharmaceuticals, Inc.(a)	5,382	1,701,196
Mirum Pharmaceuticals, Inc.(a)	3,829	448,261
Phibro Animal Health Corp. - Class A	13,902	436,523
Vericel Corp.(a)	2,740	121,903
		3,709,276
Real Estate Investment and Services - 0.4%
Cushman & Wakefield Ltd.(a)	31,044	415,679
Retailers - 1.9%
American Eagle Outfitters, Inc.	4,176	71,827
Barnes & Noble Education, Inc.(a)	20,659	259,477
Boot Barn Holdings, Inc.(a)	1,110	182,340
Caleres, Inc.	19,837	245,384
Designer Brands, Inc. - Class A	34,224	199,526
GigaCloud Technology, Inc. - Class A(a)	4,392	138,787
Global Industrial Co.	5,900	197,414
J Jill, Inc.	11,525	182,902
Liquidity Services, Inc.(a)	4,589	179,522
Zumiez, Inc.(a)	4,572	81,381
		1,738,560
Software and Computer Services - 9.9%
Agilysys, Inc.(a)	1,440	150,480
Alight, Inc. - Class A	72,669	40,695
Allot Ltd.(a)	50,093	443,323
Applied Digital Corp.(a)	6,822	254,461
Asure Software, Inc.(a)	21,490	170,631
Braze, Inc. - Class A(a)	2,636	57,175
Concentrix Corp.	8,996	201,555
ePlus, Inc.	2,112	175,782
Hackett Group, Inc.	25,860	278,512
Immersion Corp.	29,085	196,906
Innodata, Inc.(a)	4,448	336,180
JFrog Ltd.(a)	1,331	120,961
Karooooo Ltd.	3,982	196,552
N-able, Inc.(a)	21,814	80,057
nCino, Inc.(a)	14,438	236,061
NetScout Systems, Inc.(a)	10,347	450,612
OneSpan, Inc.	32,669	468,800
Paymentus Holdings, Inc. - Class A(a)	10,196	246,335
PDF Solutions, Inc.(a)	29,862	2,113,931
Pegasystems, Inc.	7,892	236,523
Red Violet, Inc.(a)	6,558	417,876
ReposiTrak, Inc.	18,571	167,139
Rimini Street, Inc. - Class A(a)	58,472	249,091
Silvaco Group, Inc.(a)	14,305	197,266

The accompanying notes are an integral part of these financial statements.

3

Acuitas Small Cap Active ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software and Computer Services - (Continued)
Terawulf, Inc.(a)	32,922	$813,173
Workiva, Inc. - Class A(a)	3,528	171,143
Xometry, Inc. - Class A(a)	6,497	627,090
		9,098,310
Technology Hardware and Equipment - 6.1%
Adeia, Inc.	20,597	678,259
Aehr Test Systems(a)	4,767	457,918
Arteris, Inc.(a)	10,544	512,333
Benchmark Electronics, Inc.	3,454	340,806
Cohu, Inc.(a)	4,959	366,520
Daktronics, Inc.(a)	9,764	190,984
Ichor Holdings Ltd.(a)	3,526	395,899
IPG Photonics Corp.(a)	1,254	147,119
Kopin Corp.(a)	20,543	92,033
MaxLinear, Inc.(a)	1,589	203,440
NVE Corp.	5,911	617,995
Ouster, Inc.(a)	9,198	575,059
PC Connection, Inc.	2,031	148,243
Photronics, Inc.(a)	10,515	342,053
Ultra Clean Holdings, Inc.(a)	3,548	505,909
		5,574,570
Telecommunications Equipment - 2.2%
Applied Optoelectronics, Inc.(a)	2,998	444,184
Digi International, Inc.(a)	12,198	914,240
InterDigital, Inc.	1,803	510,483
Ribbon Communications, Inc.(a)	50,192	117,449
		1,986,356
Telecommunications Service Providers - 0.7%
ATN International, Inc.	7,280	192,847
IDT Corp. - Class B	4,000	232,640
Ituran Location and Control Ltd.	4,055	247,396
		672,883
Travel and Leisure - 1.4%
Allegiant Travel Co.(a)	2,463	289,649
Bloomin’ Brands, Inc.	13,958	127,576
Kura Sushi USA, Inc. - Class A(a)	4,233	243,652
Red Rock Resorts, Inc. - Class A	10,021	651,966
		1,312,843
Waste and Disposal Services - 0.2%
Perma-Fix Environmental Services, Inc.(a)	10,390	148,473
TOTAL COMMON STOCKS (Cost $75,106,915)		87,170,585
REAL ESTATE INVESTMENT TRUSTS - 2.9%
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	2,037	107,655
Brandywine Realty Trust	51,266	162,513
Centerspace	4,687	263,363
Chatham Lodging Trust	26,635	352,381
Chiron Real Estate, Inc.	4,341	162,874

	Shares	Value
CubeSmart	6,232	$247,847
Curbline Properties Corp.	7,901	240,190
Ryman Hospitality Properties, Inc.	5,945	764,230
Strawberry Fields REIT, Inc.	27,133	373,079
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,300,539)		2,674,132
SHORT-TERM INVESTMENTS - 1.8%
MONEY MARKET FUNDS - 1.8%
First American Government Obligations Fund - Class X, 3.57%(b)	1,616,739	1,616,739
TOTAL SHORT-TERM INVESTMENTS (Cost $1,616,739)		1,616,739
TOTAL INVESTMENTS - 100.0% (Cost $79,024,193)		$91,461,456
Other Assets in Excess of Liabilities - 0.0%(c)		11,864
TOTAL NET ASSETS - 100.0%		$91,473,320

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

ACUITAS SMALL CAP ACTIVE ETF
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$91,461,456
Dividends receivable	56,786
Investment receivable	8,714
Total assets	91,526,956
LIABILITIES:
Payable to Adviser	53,636
Total liabilities	53,636
NET ASSETS	$ 91,473,320
Net Assets Consist of:
Paid-in capital	$77,655,175
Total distributable earnings	13,818,145
Total net assets	$ 91,473,320
Net assets	$91,473,320
Shares issued and outstanding(a)	3,100,000
Net asset value per share	$29.51
Cost:
Investments, at cost	$79,024,193

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

Acuitas Small Cap Active ETF
Statement of Operations
For the Period Ended June 30, 2026(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$434,030
Less: dividend withholding taxes	(1,776)
Total investment income	432,254
EXPENSES:
Investment advisory fee	225,360
Total expenses	225,360
NET INVESTMENT INCOME	206,894
REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Investments	1,173,988
Net realized gain	1,173,988
Net change in unrealized appreciation on:
Investments	12,437,263
Net change in unrealized appreciation	12,437,263
Net realized and change in unrealized gain	13,611,251
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 13,818,145

(a)	Commencement date of the Fund was February 10, 2026.
The accompanying notes are an integral part of these financial statements.

6

Acuitas Small Cap Active ETF
Statement of Changes in Net Assets

Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income	$206,894
Net realized gain	1,173,988
Net change in unrealized appreciation	12,437,263
Net increase in net assets from operations	13,818,145
CAPITAL TRANSACTIONS:
Shares sold	85,099,248
Shares redeemed	(7,444,083)
ETF transaction fees	10
Net increase in net assets from capital transactions(b)	77,655,175
NET INCREASE IN NET ASSETS	91,473,320
NET ASSETS:
Beginning of the period	—
End of the period	$ 91,473,320
(a)Commencement date of the Fund was February 10, 2026.
(b)A summary of capital share transactions is as follows:
SHARES TRANSACTIONS
Shares sold	3,375,000
Shares redeemed	(275,000)
Total increase in shares outstanding	3,100,000

The accompanying notes are an integral part of these financial statements.

7

Acuitas Small Cap Active ETF
Financial Highlights
For a Fund share outstanding throughout the period.

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.07
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain on investments	4.37
Total from investment operations	4.44
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(c)
Net asset value, end of period	$29.51
TOTAL RETURN(d)	17.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$91,473
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income to average net assets(e)	0.69%
Portfolio turnover rate(d)(f)	19%

(a)	Commencement date of the Fund was February 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for period less than one year.
(e)	Annualized for period less than one year.
(f)
Portfolio turnover rate excludes in-kind transactions. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

8

ACUITAS SMALL CAP ACTIVE ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Acuitas Small Cap Active ETF (the “Fund”) is a diversified series having its own investment objective and policies within the Trust. The Fund seeks long-term capital appreciation by using a “multi-manager” process, allocating assets among a carefully selected group of asset managers (the “Model Portfolio Providers”). Under normal market conditions, the Fund invests at least 80% of its net assets in small-capitalization companies, defined as those companies with a market capitalization, at the time of initial investment, that is equal to or smaller than the largest company in the Russell 2000® Index.
The Fund’s investment adviser, Acuitas Investments, LLC (the “Adviser”), provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement (see Note 3). The Adviser is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. All organizational costs incurred to establish the Fund and enable it to legally do business were borne by the Adviser and are not subject to reimbursement by the Fund.
The Fund commenced operations on February 10, 2026 and offers a single class of shares. The Fund is considered an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non- exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

9

ACUITAS SMALL CAP ACTIVE ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2026:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$87,170,585	$—	$—	$87,170,585
Real Estate Investment Trusts	2,674,132	—	—	2,674,132
Short-Term Investments	1,616,739	—	—	1,616,739
Total Investments in Securities	$91,461,456	$—	$—	$91,461,456

As of the period ended June 30, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.
B.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

C.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.

10

ACUITAS SMALL CAP ACTIVE ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
D.
Security Transactions, Income and Amortization – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

E.
Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

F.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the Nasdaq Stock Market (“Nasdaq”) is closed for trading.

G.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.75%.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends, and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).
The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator

11

ACUITAS SMALL CAP ACTIVE ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. The Adviser has agreed to pay all expenses of the Fund’s Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.
The Adviser has retained Vident Advisory, LLC (the “sub-adviser”) to serve as sub-adviser to the Fund. The sub-adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended June 30, 2026, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.
Distributions to Shareholders – The Fund intends to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
For the period ending June 30, 2026, the Fund did not have any distributions to its shareholders.
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
6. SHARE TRANSACTIONS
Shares of the Fund are listed and trade on the Nasdaq. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally for cash, but may also be issued and redeemed in kind for securities held by or eligible to be held by the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust

12

ACUITAS SMALL CAP ACTIVE ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind, and redemptions in-kind by the Fund for the period ended June 30, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$14,762,665	$15,083,544	$82,642,318	$6,080,116

8. ACCOUNTING PRONOUNCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Executive Committee at the Adviser, who serve as the chief operating decision makers for the Fund, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no subsequent events to report that would have a material impact on the Fund’s financial statements or notes to the financial statements.

13

ACUITAS SMALL CAP ACTIVE ETF
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge on the Fund’s website at https://acuitasfunds.com/acuitas-small-cap-active-etf/.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Trustee compensation is paid for by the Adviser pursuant to its Investment Advisory Agreement with the Fund. Additional information related to Trustee compensation is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Consideration of Investment Advisory Agreement
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.
In this regard, at a meeting held on January 21-22, 2026 (the “Meeting”), the Board, each of whom are Independent Trustees, considered and unanimously approved an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series the Acuitas Small Cap Active ETF (the “Fund”) and Acuitas Investments, LLC (“Acuitas”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Acuitas to serve as the Fund’s investment adviser and approving the Advisory Agreement.
In advance of the Meeting, Acuitas provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Acuitas included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Acuitas; (ii) the investment performance of the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the proposed unified management fee payable to Acuitas, compared with those of a peer group of registered funds; (iv) Acuitas’ projected profitability; and (v) potential “fall-out” benefits Acuitas may receive based on its relationship with the Fund. In addition, the Board considered the materials and presentations from representatives of Acuitas, including Mr. Chris Tessin and Mr. Matt Neiman, received at the Meeting.

14

ACUITAS SMALL CAP ACTIVE ETF
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Acuitas and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by Acuitas under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Acuitas’ plans with respect to the Fund’s investment process and investment strategy and the overall positioning of the Fund’s anticipated portfolio. In particular, the Board considered the Fund’s strategy of investing at least 80% of its net assets in small-capitalization companies. The Board also considered that the Fund will pursue its investment objective using a “multi-manager” process. The Board also received and reviewed information about Acuitas’ history and organizational structure and about the Fund’s portfolio managers, noting the background and experience of each and Acuitas’ methods for selecting the implementing model portfolio implementation.
The Board evaluated the ability of Acuitas, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Acuitas.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by Acuitas to support the on-going operations of the Fund.
INVESTMENT PERFORMANCE
The Board reviewed Acuitas’ process for identifying and selecting model portfolio providers that will recommend investments for inclusion in the Fund’s portfolio. The Board acknowledged that the Fund is newly formed and has no actual investment performance record. The Board reviewed investment performance information, as prepared by Acuitas, for the Acuitas US Small Cap Composite, a composite of accounts managed by Acuitas using a similar strategy to the Fund’s proposed investment strategy, for the year-to-date and one-year periods ended September 30, 2025, compared to the performance of a blended global index of the Russell 2000 Index. The Board noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement. The Board concluded that Acuitas has the skills and resources necessary to deliver favorable performance for the benefit of the Fund’s future shareholders.
FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE
The Board received and considered information regarding the Fund’s proposed management fee and anticipated total operating expense ratio.
The Board considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in (i) an expense group that was derived from information provided by Morningstar, Inc., an independent provider of investment company data, based on screening criteria applied by the Trust’s administrator in consultation with Acuitas (the “Expense Group”) and (ii) a group of competitor funds identified by Acuitas. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the registered funds in the Expense Group. The Board considered the inherent limitations of comparisons to the Expense Group in light of uncertainty as to how the fees of other funds in the Expense Group are set and potentially material differences between the Fund and such other funds. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.

15

ACUITAS SMALL CAP ACTIVE ETF
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to Acuitas for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate and overall net expense ratio of the Fund is below the Expense Group median and average. The Board also took into consideration the Fund’s “unified fee” structure, under which Acuitas would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, Acuitas would pay all operating expenses of the Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.
Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is reasonable in light of the services to be covered by the Advisory Agreement.
PROFITABILITY
The Board acknowledged that there is no current information about Acuitas’ profitability earned from the Fund because the Fund is not yet operational but considered information about Acuitas’ projected profits in managing the Fund based on a set of assumptions. The Board concluded that project profits are not unreasonable and noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.
ECONOMIES OF SCALE
With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations. The Board noted that the amount and structure of the Fund’s unified fee contemplates a sharing of the benefits of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Fund would benefit Acuitas due to the unified fee structure of the Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board considered that the breakpoints in the trading sub-adviser fees would benefit Acuitas. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.
OTHER BENEFITS TO ACUITAS
The Board received and considered information regarding potential “fall-out” or ancillary benefits to Acuitas as a result of its relationship with the Fund.
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.
Board Consideration of Investment Sub-Advisory Agreement
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.
In this regard, at a meeting held on January 21-22, 2026 (the “Meeting”), the Board, each of whom are Independent Trustees, considered and unanimously approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Acuitas Investments, LLC (“Acuitas”) and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident”), with respect to Acuitas Small Cap Active ETF (the “Fund”) for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Vident to serve as the Fund’s sub-adviser and approving the Sub-Advisory Agreement.

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ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
In advance of the Meeting, Vident provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Sub-Advisory Agreement. The information furnished by Vident included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Vident; (ii) the proposed sub-advisory fee payable to Vident by Acuitas; and (iii) potential “fall-out” benefits Vident may receive based on its relationship with the Fund.
In considering and approving the Sub-Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Independent Trustees were assisted in their evaluation of the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Vident and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Trustees considered the nature, extent and quality of services to be provided by Vident to the Fund. The Trustees considered Vident’s specific responsibilities with respect to the Fund, noting that Vident would be responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund, subject to the supervision of Acuitas. The Board considered Vident’s trade execution capabilities and experience. The Board discussed the qualifications, experience and responsibilities of the personnel at Vident who would be primarily responsible for trading the Fund’s portfolio securities. The Trustees concluded that Vident had sufficient quality and depth of personnel, resources, trading methods and compliance policies and procedures essential to performing its duties under the Vident Sub-Advisory Agreement and that the nature, overall quality and extent of the services to be provided to the Fund were satisfactory and reliable.
INVESTMENT PERFORMANCE
In assessing the portfolio management services to be provided by Vident, the Board considered that Vident would not be responsible for making specific investment decisions for the Fund but would instead be responsible for trading portfolio securities for the Fund. The Trustees noted that Vident has significant experience as an ETF trading adviser, and this trade execution experience could enhance the Fund’s returns. The Board concluded that the Fund and its shareholders were likely to benefit from Vident’s services under the Vident Sub-Advisory Agreement.
FUND EXPENSES, SUB-ADVISORY FEE RATE AND PROFITABILITY OF THE SUB-ADVISER
The Trustees reviewed and considered the sub-advisory fees payable by Acuitas to Vident under the Vident Sub-Advisory Agreement. The Trustees considered that, since Vident’s sub-advisory fees would be paid by Acuitas, the management fee paid by the Fund would not be directly affected by Vident’s sub-advisory fee. The Board also considered statements from Acuitas that Vident’s fees were negotiated at arm’s length. Consequently, the Trustees concluded that the costs of services to be provided by Vident and its profitability from its relationship with the Fund were less relevant factors with respect to the Board’s consideration of the Sub-Advisory Agreement. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to Vident by Acuitas were reasonable in light of the services to be provided under the Vident Sub-Advisory Agreement.
ECONOMIES OF SCALE
Since the sub-advisory fees payable to Vident would not be paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
OTHER BENEFITS TO VIDENT
The Trustees considered the direct and indirect benefits that could be received by Vident from its association with the Fund. The Trustees concluded that the benefits that Vident may receive appear to be reasonable.

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ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Vident Sub-Advisory Agreement for an initial two-year term.
Board Consideration of the Investment Sub-Advisory Agreements for Model Portfolio Delivery
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.
In this regard, at a meeting held on January 21-22, 2026 (the “Meeting”), the Board, each of whom are Independent Trustees, considered and unanimously approved the investment sub-advisory agreements for model portfolio delivery (each, a “Model Portfolio Delivery Agreement”) Acuitas Investments, LLC (“Acuitas”) and each of the investment sub-advisers for the Acuitas Small Cap Active ETF (the “Fund”), Copeland Capital Management, LLC (“Copeland”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), Next Century Growth Investors, LLC (“Next Century”), Pacific Ridge Capital Partners, LLC (“PRCP”), Ranger Investment Management, LP (“RIM”) and Riverwater Partners, LLC (“Riverwater Partners”) (each a “Model Portfolio Provider” and together, the “Acuitas Model Portfolio Providers”), with respect to the Fund, each for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting the Acuitas Model Portfolio Providers and approving the Model Portfolio Delivery Agreements.
In advance of the Meeting, each Model Portfolio Provider provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Model Portfolio Delivery Agreements. The information furnished by each Model Portfolio Provider included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Model Portfolio Provider; (ii) the proposed sub-advisory fee payable to each Model Portfolio Provider by Acuitas; and (iii) potential “fall-out” benefits the Model Portfolio Providers may receive based on its relationship with the Fund.
In considering and approving the Model Portfolio Delivery Agreements, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Independent Trustees were assisted in their evaluation of the Model Portfolio Delivery Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Acuitas and the Model Portfolio Providers and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Trustees considered the nature, extent and quality of services to be provided by each Model Portfolio Provider to the Fund. The Trustees considered the investment teams at each Model Portfolio Provider and concluded that each Model Portfolio Provider had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties under the Model Portfolio Delivery Agreements and that the nature, overall quality and extent of the services to be provided to the Fund were satisfactory and reliable.
INVESTMENT PERFORMANCE
The Trustees noted that the Fund has not yet commenced operations and therefore did not have any performance history. However, the Trustees considered Acuitas’ skill in assessing the performance and skill of the investment teams at each Model Portfolio Provider. In assessing the portfolio management services to be provided by the Model Portfolio Providers, the Board considered that each Model Portfolio Provider will provide Acuitas and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident”), the sub-adviser responsible for trading portfolio securities for the Fund, with recommended model portfolios with respect to its respective segment of Fund assets. The Trustees reviewed

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ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
information concerning the performance history of each Model Portfolio Provider with respect to a composite of separately managed accounts that use a strategy similar to the strategy to be employed by each Model Portfolio Provider with respect to its respective segment of Fund assets.
After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from each of Copeland’s, Diamond Hill’s, Next Century’s, PRCP’s, RIM’s and Riverwater Partners’ delivery of model portfolios to the Fund.
FUND EXPENSES, MODEL PORTFOLIO PROVIDER FEE RATE AND PROFITABILITY OF THE MODEL PORTFOLIO PROVIDERS
The Trustees reviewed and considered the sub-advisory fees payable by Acuitas to each Model Portfolio Provider under the Model Portfolio Delivery Agreements. The Trustees considered that, since each Model Portfolio Provider’s fees would be paid by Acuitas, the management fee paid by the Fund would not be directly affected by each Model Portfolio Provider’s fees. The Board also considered statements from Acuitas that each Model Portfolio Provider’s fees were negotiated at arm’s length. Consequently, the Trustees concluded that the costs of services to be provided by the Model Portfolio Providers and their respective profitability from their relationship with the Fund were less relevant factors with respect to the Board’s consideration of the Model Portfolio Delivery Agreements. Based on all these factors, the Trustees concluded that fees to be paid to each Model Portfolio Provider by Acuitas were reasonable in light of the services to be provided under the Model Portfolio Delivery Agreements.
ECONOMIES OF SCALE
Since the fees payable to each Model Portfolio Provider would not be paid by the Fund, the Trustees did not consider whether the Model Portfolio Provider fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
OTHER BENEFITS TO MODEL PORTFOLIO PROVIDERS
The Trustees considered the direct and indirect benefits that could be received by each of Copeland’s, Diamond Hill’s, Next Century’s, PRCP’s, RIM’s and Riverwater Partners’ from its respective association with the Fund. The Trustees concluded that the benefits that Copeland, Diamond Hill, Next Century, PRCP, RIM and Riverwater Partners may receive appear to be reasonable.
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Model Portfolio Delivery Agreements with each Model Portfolio Provider for an initial two-year term.
Board Consideration of New Investment Sub-Advisory Agreements for Model Portfolio Delivery
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act, must approve any investment advisory agreement for any fund of the Trust.
In this regard, at a meeting held on April 29-30, 2026 (the “Meeting”), the Board, each of whom are not “interested persons” of the Trust, considered and unanimously approved the new investment sub-advisory agreements for model portfolio delivery (each, a “New Model Portfolio Delivery Agreement”) between Acuitas Investments, LLC (“Acuitas”) and Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Pacific Ridge Capital Partners, LLC (“PRCP”), each with respect to the Acuitas Small Cap Active ETF (the “Fund”) and for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reselecting Diamond Hill and PRCP and approving the Diamond Hill and PRCP Model Portfolio Delivery Agreements.
In advance of the Meeting, Diamond Hill and PRCP provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the New Model Portfolio Delivery Agreements. The information furnished by Diamond Hill and PRCP included materials describing and confirming, among other things that there were no changes to: (i) the nature, extent, and quality

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ACUITAS SMALL CAP ACTIVE ETF
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
of the services to be provided to the Fund by Diamond Hill or PRCP; (ii) the proposed sub-advisory fee payable to each of Diamond Hill and PRCP by Acuitas; and (iii) potential “fall-out” benefits Diamond Hill and PRCP may receive based on its continued relationship with the Fund.
In considering and approving the New Model Portfolio Delivery Agreements, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Trustees were assisted in their evaluation of the New Model Portfolio Delivery Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Acuitas, Diamond Hill and PRCP and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Trustees considered the nature, extent and quality of services to be provided by each of Diamond Hill and PRCP. The Trustees considered the investment teams at Diamond Hill and PRCP and concluded that Diamond Hill and PRCP each had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties under the New Model Portfolio Delivery Agreements and that the nature, overall quality and extent of the services to be provided to the Fund were satisfactory and reliable.
INVESTMENT PERFORMANCE
The Trustees noted that the Fund had recently commenced operations and therefore did not have relevant performance history. However, the Trustees considered Acuitas’ skill in assessing the performance and skill of the investment teams at Diamond Hill and PRCP. In assessing the portfolio management services to be provided by Diamond Hill and PRCP, the Board considered that Diamond Hill and PRCP will continue to provide Acuitas and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident”), the sub-adviser responsible for trading portfolio securities for the Fund, with recommended model portfolios with respect to its respective segment of Fund assets.
After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit if Diamond Hill and PRCP continue to deliver model portfolios to the Fund.
FUND EXPENSES, MODEL PORTFOLIO PROVIDER FEE RATE AND PROFITABILITY OF THE MODEL PORTFOLIO PROVIDERS
The Trustees reviewed and considered the sub-advisory fees payable by Acuitas to each of Diamond Hill and PRCP under the New Model Portfolio Delivery Agreements. The Trustees considered that the sub-advisory fees payable under the New Model Portfolio Delivery Agreements were identical to the sub-advisory fees payable under the Prior Model Portfolio Delivery Agreements. The Trustees also noted that, since Diamond Hill’s and PRCP’s respective fees would be paid by Acuitas, the management fee paid by the Fund would not be directly affected by Diamond Hill’s and PRCP’s fees. The Board also considered statements from Acuitas that each Model Portfolio Provider’s fees were negotiated at arm’s length. Consequently, the Trustees concluded that the costs of services to be provided by Diamond Hill and PRCP and their respective profitability from their relationship with the Fund were less relevant factors with respect to the Board’s consideration of the New Model Portfolio Delivery Agreements. Based on all these factors, the Trustees concluded that fees to be paid to Diamond Hill and PRCP by Acuitas were reasonable in light of the services to be provided under the New Model Portfolio Delivery Agreements.
ECONOMIES OF SCALE
Because the fees payable to Diamond Hill and PRCP would not be paid by the Fund, and Acuitas engaged in arm’s length negotiations to establish the fees, the Trustees did not consider whether Diamond Hill’s and PRCP’s respective fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase. They agreed that any benefits from economies of scale realized by sub-advisers and Acuitas would be reviewed at the next contract renewal.

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ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
OTHER BENEFITS TO MODEL PORTFOLIO PROVIDERS
The Trustees considered the direct and indirect benefits that could be received by each of Diamond Hill and PRCP from their respective association with the Fund. The Trustees concluded that the benefits that Diamond Hill and PRCP may receive appear to be reasonable.
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the New Model Portfolio Delivery Agreements with each of Diamond Hill and PRCP for an initial two-year term.

21

Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, Washington 98101
Sub-Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
Administrator, Fund Accountant
and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
Legal Counsel
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Trustee compensation is paid by the Investment Adviser pursuant to its Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of investment Advisory Contract under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	9/1/2026

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	9/2/2026